Unsecured Convertible Loan Notes and Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Summary of Convertible Notes Presented in the Balance Sheet

The convertible notes are presented in the consolidated balance sheet as follows:

Borrowings (current liabilities)	LGES	Yorkville	TOTAL
	2026	2026	2026

Balance at Dec 31, 2025	$32,161,978	$28,553,650	$60,715,628
Conversions	-	(3,537,619)	(3,537,619)
Accretion of costs of issue of convertible note		486,710	486,710
Interest expense*	893,258	-	893,258
Balance at Jun 30, 2026	$33,055,236	$25,502,741	$58,557,977

* Interest expense on the LGES convertible notes, for the year ended December 31, 2025, is calculated by applying the effective interest rate of 6.56% to the liability component. Interest payable on the Yorkville convertible notes is included in sundry payable and accrued expenses.

Derivative financial instruments (current liabilities)	LGES	Yorkville	TOTAL
	2026	2026	2026

Balance at Dec 31, 2025	$1,680,427	$5,544,722	$7,225,149
Fair value gain	(1,512,529)	(2,307,913)	(3,820,442)
Loss on extinguishment of convertible notes	-	2,433,871	2,433,871
Conversions	-	(3,054,953)	(3,054,953)
Effect of foreign currency movements	(115)	115,099	114,984
Balance at Jun 30, 2026	$167,783	$2,730,826	$2,898,609